Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation actually paid (“CAP”) to our named executive officers for fiscal 2024, 2023 and 2022:

Year(1)	Summary Compensation Table Total for CEO Amy E. Sullivan ($) (2)	Summary Compensation Table Total for Interim CEO Ann E. Joyce ($) (2)	Summary Compensation Table Total for CEO Steven C. Woodward ($) (2)	CAP to CEO Amy E. Sullivan ($) (3)	CAP to Interim CEO Ann E. Joyce ($) (3)	CAP to CEO Steven C. Woodward ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average CAP to Non-PEO NEOs ($) (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (6)	Net Loss ($) (in thousands)
2024	1,024,683	—	—	596,107	—	—	474,946	372,280	9.91	(23,132)
2023	—	705,711	695,506	—	727,711	380,925	630,743	609,260	19.82	(27,751)
2022	—	—	1,815,153	—	—	(1,245,699)	513,757	58,855	23.75	(44,694)
(1)	The Principal Executive Officer (“PEO”) and other Named Executive Officers (“NEOs”) for the applicable years were as follows:
•	Fiscal 2024: Amy E. Sullivan served as the PEO for the entirety of fiscal 2024 and the Company's NEOs were: W. Michael Madden and Melody R. Jubert.
•	Fiscal 2023: Steven C. Woodward served as the PEO for fiscal 2023 until his departure from the Company, effective May 31, 2023. Ms. Joyce served as the PEO upon her appointment as Interim Chief Executive Officer, effective May 31, 2023. The Company’s NEOs were: Amy E. Sullivan and W. Michael Madden.
•	Fiscal 2022: Steven C. Woodward served as the PEO for the entirety of fiscal 2022 and the Company’s NEOs were: W. Michael Madden, Amy E. Sullivan, Nicole A. Strain and Michael A. Holland.
(2)

Amounts reported in these columns represent the total compensation reported in the “Total” column of the Summary Compensation Table for the applicable year for Ms. Sullivan, Ms. Joyce and Mr. Woodward, respectively.

(3)

The dollar amounts reported in these columns represent the amount of CAP to Ms. Sullivan, Ms. Joyce and Mr. Woodward, as computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Ms. Sullivan, Ms. Joyce and Mr. Woodward is set forth following the footnotes to this table. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Sullivan, Ms. Joyce or Mr. Woodward during the applicable year.

(4)	Amounts reported in this column represent the average of the amounts reported for our NEOs as a group in the “Total” column of the Summary Compensation Table for the applicable year.
(5)

The dollar amounts reported in this column represent the average amount of CAP to our NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our NEOs is set forth following in the footnotes to this table. The dollar amounts do not reflect actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year.

(6)

Pursuant to rules of the SEC, the comparison assumes $100 was invested on January 29, 2022 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 1,024,683	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 596,107	0	0
Adjustment To PEO Compensation, Footnote

For Fiscal 2024, 2023 and 2022, the CAP to the PEO and the average CAP to the NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation S-K:

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	(Minus)/Plus Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	(Minus) Fair Value of Awards Granted in Prior Years that were Forfeited During Fiscal year ($)	Equals Compensation Actually Paid ($)
Amy E. Sullivan (CEO)
2024	1,024,683	468,001	194,818	(128,066)	(27,327)	—	596,107
Ann E. Joyce (Interim CEO)
2023	705,711	244,000	266,000	—	—	—	727,711
Steven C. Woodward (Former CEO)
2023	695,506	—	—	—	(42,558)	(272,023)	380,925
2022	1,815,153	1,055,909	276,506	(481,643)	(1,799,806)	—	(1,245,699)
Other Named Executive Officers (Average)
2024	474,946	103,276	56,869	(40,978)	(15,281)	—	372,280
2023	630,743	187,573	207,148	(24,625)	(16,433)	—	609,260
2022	513,757	264,090	83,144	(10,635)	(198,869)	(64,452)	58,855

Non-PEO NEO Average Total Compensation Amount	$ 474,946	630,743	513,757
Non-PEO NEO Average Compensation Actually Paid Amount	$ 372,280	609,260	58,855
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and Total Shareholder Return (“TSR”) and Net Loss

The following graph demonstrates the relationship between CAP to the PEOs and to the average of the NEOs and the TSR of the Company in fiscal 2024, 2023 and 2022:

Compensation Actually Paid vs. Net Income

The following graph demonstrates the relationship between CAP to the PEOs and to the average of the NEOs and the Company’s net loss in fiscal 2024, 2023 and 2022:

The primary driver of CAP is TSR. CAP is also influenced to a lesser extent by Company financial performance measures like net loss, but more as a function of their impact on TSR. In fiscal year 2022 and 2023, CAP was primarily driven by TSR, which reflected the $11.85 or 76% decrease in the Company’s stock price during fiscal 2022 and the $0.61 or 17% decline in stock price during fiscal 2023. For fiscal year 2024, CAP was lower than fiscal 2023, as the Company’s stock price decreased $1.54 or 50% in fiscal 2024, due to increased liquidity constraints even as net loss improved from $27.8 million in fiscal 2023 to a net loss of $23.1 million in fiscal 2024.

Total Shareholder Return Amount	$ 9.91	19.82	23.75
Net Income (Loss)	(23,132,000)	(27,751,000)	(44,694,000)
Interim PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	705,711	0
PEO Actually Paid Compensation Amount	0	727,711	0
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	695,506	1,815,153
PEO Actually Paid Compensation Amount	0	380,925	(1,245,699)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,001
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,818
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,066)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,327)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Interim PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		244,000
PEO | Interim PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		266,000
PEO | Interim PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Interim PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Interim PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Former PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,055,909
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	276,506
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(481,643)
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,558)	(1,799,806)
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(272,023)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,276	187,573	264,090
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,869	207,148	83,144
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,978)	(24,625)	(10,635)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,281)	(16,433)	(198,869)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (64,452)